Share Capital, Reserves and Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital Reserves And Retained Earnings Explanatory [Abstract]
Summary of outstanding warrants
Warrants outstanding to purchase ADSs	Number of shares exercisable	Issuance date	Exercise price in USD (per warrant)	Expiration date

1,050,000	105,000,000	February 17, 2017	4.1	August 16, 2022
1,400,000	140,000,000	March 7, 2017	2.3	September 6, 2022

2,450,000	245,000,000